Intangible assets - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 1,742,461	$ 1,822,719
Additions	56
Disposals	(377)	(28)
Amortization	(107,594)	(79,724)
Impairment loss	(99,450)
Transfers	4,782	3,991
Foreign exchange effect	(1,352)	(4,497)
Balance at the end of the year	1,538,526	1,742,461
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	674,800	673,287
Foreign exchange effect	(155)	1,513
Balance at the end of the year	674,645	674,800
Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,049,045	1,129,004
Disposals		(17)
Amortization	(105,262)	(77,792)
Impairment loss	(99,450)
Transfers		1,463
Foreign exchange effect	(541)	(3,613)
Balance at the end of the year	$ 843,792	$ 1,049,045
Average annual amortization rates %	6.00%	6.00%
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 18,616	$ 20,428
Additions	56
Disposals	(377)	(11)
Amortization	(2,332)	(1,932)
Transfers	4,782	2,528
Foreign exchange effect	(656)	(2,397)
Balance at the end of the year	$ 20,089	$ 18,616
Average annual amortization rates %	19.00%	19.00%
Cost/gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 2,401,298	$ 2,408,302
Balance at the end of the year	2,303,558	2,401,298
Cost/gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	674,800	673,287
Balance at the end of the year	674,645	674,800
Cost/gross carrying amount | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,669,645	1,672,931
Balance at the end of the year	1,569,504	1,669,645
Cost/gross carrying amount | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	56,853	62,084
Balance at the end of the year	59,409	56,853
Accumulated depreciation/amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(658,837)	(585,583)
Balance at the end of the year	(765,032)	(658,837)
Accumulated depreciation/amortization | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(620,600)	(543,927)
Balance at the end of the year	(725,712)	(620,600)
Accumulated depreciation/amortization | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(38,237)	(41,656)
Balance at the end of the year	$ (39,320)	$ (38,237)